Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform
and
Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discu ssion a
nd Analysis.”

					Value of Initial Fixed $100 Investment Based On:

	SCT Total Compensation for PEO (1)	Compensation Actually Paid to PEO (2)	Average SCT Total Compensation for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Company’s Cumulative TSR (5)	Peer Index Cumulative TSR (6)	Net Income (7)	Adjusted EBITDA (8)
2022	$6,805,461	$3,099,419	$2,095,160	$1,175,506	$102	$79	$43,173,000	$513,771,000
2021	$14,837,267	$20,206,196	$4,097,377	$5,382,806	$125	$120	$9,536,000	$361,686,000
(1)
The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	6,805,461	4,246,586	540,544	3,099,419
2021	14,837,267	13,240,000	18,608,929	20,206,196
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	4,137,481	(3,565,342)	(31,595)	540,544
2021	15,290,000	3,176,279	142,650	18,608,929
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3
)
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia.
(4
)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	2,095,160	1,061,640	141,986	1,175,506
2021	4,097,377	3,310,000	4,595,429	5,382,806
(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2022	1,034,363	(847,389)	(44,989)	141,986
2021	3,822,500	724,179	48,750	4,595,429
(5
)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year and January 15, 2021 by the Company’s share price as of January 15, 2021.
(6
)
The peer group used for this purpose is the following published industry index: S&P Retailing Industry Group Index.
(7
)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8
)
Adjusted EBITDA is our earnings before interest expense, net, income tax expense, and depreciation and amortization, with further adjustments for acquisition-related costs, straight-line rent, equity compensation, loss on debt extinguishment and certain non-recurring,
non-core,
infrequent or unusual charges. For more information regarding Adjusted EBITDA, including a reconciliation of it to the nearest GAAP metric, see Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published industry index: S&P Retailing Industry Group Index.
PEO Total Compensation Amount	$ 6,805,461	$ 14,837,267
PEO Actually Paid Compensation Amount	$ 3,099,419	20,206,196
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	6,805,461	4,246,586	540,544	3,099,419
2021	14,837,267	13,240,000	18,608,929	20,206,196
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	4,137,481	(3,565,342)	(31,595)	540,544
2021	15,290,000	3,176,279	142,650	18,608,929

Non-PEO NEO Average Total Compensation Amount	$ 2,095,160	4,097,377
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,175,506	5,382,806
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	2,095,160	1,061,640	141,986	1,175,506
2021	4,097,377	3,310,000	4,595,429	5,382,806
(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2022	1,034,363	(847,389)	(44,989)	141,986
2021	3,822,500	724,179	48,750	4,595,429

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation—
Compensation
Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA

•	Relative TSR

•	Revenue

•	Same Store Sales

•	New Unit Growth

Total Shareholder Return Amount	$ 102	125
Peer Group Total Shareholder Return Amount	79	120
Net Income (Loss)	$ 43,173,000	$ 9,536,000
Company Selected Measure Amount	513,771,000	361,686,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is our earnings before interest expense, net, income tax expense, and depreciation and amortization, with further adjustments for acquisition-related costs, straight-line rent, equity compensation, loss on debt extinguishment and certain non-recurring,
non-core,
	infrequent or unusual charges. For more information regarding Adjusted EBITDA, including a reconciliation of it to the nearest GAAP metric, see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	New Unit Growth
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,246,586	$ 13,240,000
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	540,544	18,608,929
PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,137,481	15,290,000
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,565,342)	3,176,279
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,595)	142,650
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,061,640	3,310,000
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	141,986	4,595,429
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,034,363	3,822,500
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(847,389)	724,179
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (44,989)	$ 48,750